CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Short Term Loans
	US dollars
	December 31,
(in thousands)	2019	2018

Short-term loans - linked to the Colombian Pezo	-	599
Short-term loans - linked to the Mexican Pezo	-	1,526
Current maturities of long-term loan (note 11B)	18,110	8,350
Others	-	84
	18,110	10,559

Schedule of Amount to be Paid
US dollars
December 31,
(in thousands)	2019

First year - current maturities	18,110
Second year	18,110
Third year	18,110
Fourth year	13,583
67,913